Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Revenues
	For the three months ended June 30,		For the six months ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
		(in €)
Revenues	39,432	6,357	39,432	42,394
Total	39,432	6,357	39,432	42,394